Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock K6 Fund
July 31, 2024
MCS-K6-NPRT1-0924
1.9893887.105
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.5%
Entertainment - 1.1%
Liberty Media Corp. Liberty Formula One Class A	43,121	3,189,660
TKO Group Holdings, Inc.	73,800	8,070,030
		11,259,690
Media - 0.4%
Interpublic Group of Companies, Inc.	122,955	3,955,462
TOTAL COMMUNICATION SERVICES		15,215,152
CONSUMER DISCRETIONARY - 11.7%
Automobile Components - 0.5%
Aptiv PLC (a)	78,238	5,428,935
Distributors - 0.4%
LKQ Corp.	92,700	3,847,050
Diversified Consumer Services - 0.9%
H&R Block, Inc.	152,170	8,816,730
Service Corp. International	7,579	605,638
		9,422,368
Hotels, Restaurants & Leisure - 3.7%
Aramark	241,002	8,259,139
Caesars Entertainment, Inc. (a)	77,073	3,079,066
Churchill Downs, Inc.	78,169	11,221,942
Domino's Pizza, Inc.	10,073	4,318,295
Flutter Entertainment PLC (a)	17,500	3,458,933
Wyndham Hotels & Resorts, Inc.	89,542	6,780,120
		37,117,495
Household Durables - 1.4%
D.R. Horton, Inc.	29,307	5,273,209
Mohawk Industries, Inc. (a)	21,994	3,542,574
NVR, Inc. (a)	685	5,896,124
		14,711,907
Leisure Products - 0.5%
Brunswick Corp.	60,200	4,903,290
Specialty Retail - 1.6%
Burlington Stores, Inc. (a)	40,533	10,551,551
Foot Locker, Inc.	77,409	2,249,506
JD Sports Fashion PLC	1,771,700	2,997,333
		15,798,390
Textiles, Apparel & Luxury Goods - 2.7%
Brunello Cucinelli SpA	110,133	10,292,181
PVH Corp.	98,622	10,058,458
Tapestry, Inc.	177,621	7,120,826
		27,471,465
TOTAL CONSUMER DISCRETIONARY		118,700,900
CONSUMER STAPLES - 4.8%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)	11,010	3,085,112
Keurig Dr. Pepper, Inc.	172,670	5,919,128
		9,004,240
Consumer Staples Distribution & Retail - 2.8%
BJ's Wholesale Club Holdings, Inc. (a)	114,989	10,114,432
Grocery Outlet Holding Corp. (a)(b)	136,600	2,671,896
Maplebear, Inc. (NASDAQ)	89,000	3,069,610
Performance Food Group Co. (a)	182,758	12,610,302
		28,466,240
Food Products - 0.7%
Bowery Farming, Inc. (a)(c)	29,997	600
Bowery Farming, Inc. warrants (a)(c)(d)	10,540	211
Lamb Weston Holdings, Inc.	42,562	2,554,571
Nomad Foods Ltd.	244,552	4,673,389
		7,228,771
Household Products - 0.4%
Energizer Holdings, Inc.	123,321	3,797,054
TOTAL CONSUMER STAPLES		48,496,305
ENERGY - 7.2%
Energy Equipment & Services - 1.1%
Expro Group Holdings NV (a)	252,981	5,874,219
NOV, Inc.	280,086	5,831,391
		11,705,610
Oil, Gas & Consumable Fuels - 6.1%
Cameco Corp.	48,800	2,219,912
Canadian Natural Resources Ltd.	266,762	9,471,389
Cheniere Energy, Inc.	81,289	14,846,623
Energy Transfer LP	464,139	7,551,542
Imperial Oil Ltd.	232,166	16,632,408
Parkland Corp.	97,600	2,737,876
Range Resources Corp.	256,195	8,000,970
		61,460,720
TOTAL ENERGY		73,166,330
FINANCIALS - 16.8%
Banks - 6.1%
BOK Financial Corp.	60,411	6,212,667
First Horizon National Corp.	648,953	10,856,984
Huntington Bancshares, Inc.	510,003	7,624,545
M&T Bank Corp.	61,309	10,555,571
PNC Financial Services Group, Inc.	45,513	8,242,404
U.S. Bancorp	150,992	6,776,521
Wintrust Financial Corp.	105,884	11,456,649
		61,725,341
Capital Markets - 1.6%
Cboe Global Markets, Inc.	26,096	4,788,877
Lazard, Inc. Class A	103,221	5,075,377
Raymond James Financial, Inc.	51,547	5,979,452
		15,843,706
Financial Services - 2.3%
Flywire Corp. (a)	105,100	1,924,381
Radian Group, Inc.	319,381	11,849,035
Shift4 Payments, Inc. (a)(b)	28,194	1,939,465
WEX, Inc. (a)	41,678	7,645,829
		23,358,710
Insurance - 6.8%
American Financial Group, Inc.	106,081	13,892,368
Arch Capital Group Ltd. (a)	154,538	14,801,650
Beazley PLC	554,370	4,871,102
First American Financial Corp.	167,879	10,170,110
Hartford Financial Services Group, Inc.	97,893	10,858,292
Hiscox Ltd.	368,387	6,019,201
Stewart Information Services Corp.	33,200	2,347,240
The Travelers Companies, Inc.	30,218	6,540,384
		69,500,347
TOTAL FINANCIALS		170,428,104
HEALTH CARE - 7.9%
Biotechnology - 0.9%
Exact Sciences Corp. (a)	29,900	1,365,832
Repligen Corp. (a)	44,152	7,388,837
		8,754,669
Health Care Equipment & Supplies - 1.8%
Dentsply Sirona, Inc.	86,800	2,355,752
Hologic, Inc. (a)	112,818	9,207,077
Inspire Medical Systems, Inc. (a)	11,542	1,627,999
Masimo Corp. (a)	48,474	5,185,749
		18,376,577
Health Care Providers & Services - 2.5%
Centene Corp. (a)	109,817	8,447,124
Henry Schein, Inc. (a)	56,805	4,086,552
Molina Healthcare, Inc. (a)	37,845	12,915,363
		25,449,039
Health Care Technology - 0.2%
Evolent Health, Inc. Class A (a)	94,500	2,203,740
Life Sciences Tools & Services - 1.2%
Bruker Corp.	55,900	3,829,709
Charles River Laboratories International, Inc. (a)	23,222	5,668,490
Sartorius Stedim Biotech	12,443	2,490,617
		11,988,816
Pharmaceuticals - 1.3%
Elanco Animal Health, Inc. (a)	94,700	1,234,888
Recordati SpA	73,703	4,016,171
UCB SA	50,600	8,468,920
		13,719,979
TOTAL HEALTH CARE		80,492,820
INDUSTRIALS - 23.6%
Aerospace & Defense - 2.4%
BWX Technologies, Inc.	88,197	8,774,720
Huntington Ingalls Industries, Inc.	23,630	6,615,927
Woodward, Inc.	56,680	8,841,513
		24,232,160
Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	77,432	4,334,643
Building Products - 1.8%
Hayward Holdings, Inc. (a)	179,822	2,659,567
Johnson Controls International PLC	106,249	7,601,053
Owens Corning	43,767	8,157,293
		18,417,913
Commercial Services & Supplies - 1.0%
GFL Environmental, Inc.	266,996	10,359,596
Construction & Engineering - 3.0%
AECOM	142,350	12,898,334
Comfort Systems U.S.A., Inc.	8,200	2,725,844
EMCOR Group, Inc.	20,600	7,734,064
Willscot Holdings Corp. (a)	160,914	6,597,474
		29,955,716
Electrical Equipment - 3.8%
Acuity Brands, Inc.	43,208	10,860,331
Generac Holdings, Inc. (a)	41,794	6,506,490
Nextracker, Inc. Class A (a)	71,054	3,491,594
Regal Rexnord Corp.	72,300	11,617,164
Vertiv Holdings Co.	78,608	6,186,450
		38,662,029
Ground Transportation - 1.0%
Knight-Swift Transportation Holdings, Inc.	178,421	9,711,455
Machinery - 5.4%
Allison Transmission Holdings, Inc.	110,256	9,767,579
Atmus Filtration Technologies, Inc.	67,700	2,087,868
Chart Industries, Inc. (a)(b)	81,478	13,124,476
Crane Co.	60,312	9,675,251
Donaldson Co., Inc.	143,683	10,750,362
Energy Recovery, Inc. (a)	76,456	1,114,728
Fortive Corp.	110,030	7,905,656
		54,425,920
Professional Services - 3.4%
Leidos Holdings, Inc.	50,430	7,282,092
Science Applications International Corp.	60,653	7,545,233
TransUnion	120,870	10,909,726
WNS Holdings Ltd. (b)	153,167	9,125,690
		34,862,741
Trading Companies & Distributors - 1.4%
Beacon Roofing Supply, Inc. (a)	45,723	4,700,324
Watsco, Inc.	10,500	5,139,645
WESCO International, Inc.	27,700	4,846,115
		14,686,084
TOTAL INDUSTRIALS		239,648,257
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 1.2%
Ciena Corp. (a)	164,800	8,691,552
Lumentum Holdings, Inc. (a)	74,498	3,857,506
		12,549,058
Electronic Equipment, Instruments & Components - 3.5%
Coherent Corp. (a)	87,052	6,065,783
Crane NXT Co.	119,582	7,519,316
Fabrinet (a)	34,730	7,660,049
Flex Ltd. (a)	244,987	7,876,332
Vontier Corp.	154,900	6,076,727
		35,198,207
IT Services - 0.7%
Amdocs Ltd.	77,901	6,814,000
Semiconductors & Semiconductor Equipment - 1.3%
Allegro MicroSystems LLC (a)	160,300	3,853,612
Lattice Semiconductor Corp. (a)	2,990	158,470
MKS Instruments, Inc.	45,600	5,741,040
ON Semiconductor Corp. (a)	41,600	3,255,200
		13,008,322
Software - 1.1%
Dynatrace, Inc. (a)	193,637	8,504,537
Gen Digital, Inc.	115,500	3,001,845
		11,506,382
TOTAL INFORMATION TECHNOLOGY		79,075,969
MATERIALS - 7.5%
Chemicals - 2.8%
Cabot Corp.	88,378	8,863,430
Celanese Corp.	28,410	4,010,072
CF Industries Holdings, Inc.	67,267	5,138,526
Nutrien Ltd.	58,118	2,980,723
Westlake Corp.	48,586	7,183,926
		28,176,677
Containers & Packaging - 2.5%
Avery Dennison Corp.	25,911	5,618,282
Crown Holdings, Inc.	101,300	8,985,310
Graphic Packaging Holding Co.	161,300	4,855,130
O-I Glass, Inc. (a)	468,339	6,257,009
		25,715,731
Metals & Mining - 2.2%
Commercial Metals Co.	172,402	10,361,360
Franco-Nevada Corp.	40,887	5,268,978
Freeport-McMoRan, Inc.	154,646	7,022,475
		22,652,813
TOTAL MATERIALS		76,545,221
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 4.5%
CubeSmart	165,800	7,888,764
Essex Property Trust, Inc.	12,465	3,469,757
Gaming & Leisure Properties	159,177	7,990,685
Omega Healthcare Investors, Inc.	157,080	5,717,712
Realty Income Corp.	188,242	10,810,738
Ventas, Inc.	114,317	6,223,417
Welltower, Inc.	32,384	3,602,720
		45,703,793
Real Estate Management & Development - 0.9%
Jones Lang LaSalle, Inc. (a)	37,360	9,373,624
TOTAL REAL ESTATE		55,077,417
UTILITIES - 4.5%
Electric Utilities - 1.6%
Alliant Energy Corp.	97,165	5,408,204
FirstEnergy Corp.	134,715	5,645,906
IDACORP, Inc.	55,631	5,437,930
		16,492,040
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.	192,158	3,418,491
Vistra Corp.	121,035	9,588,393
		13,006,884
Multi-Utilities - 0.8%
NiSource, Inc.	266,386	8,324,563
Water Utilities - 0.8%
Essential Utilities, Inc.	187,900	7,638,135
TOTAL UTILITIES		45,461,622
TOTAL COMMON STOCKS (Cost $798,408,035)		1,002,308,097

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.1%
Biotechnology - 0.1%
National Resilience, Inc. Series B (a)(c)(d)	15,539	551,324
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series B, 6.00% (a)(c)(d)	11,901	1,492,504
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,440,089)		2,043,828

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	10,808,372	10,810,534
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	21,359,600	21,361,736
TOTAL MONEY MARKET FUNDS (Cost $32,172,270)		32,172,270

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $832,020,394)	1,036,524,195
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(21,711,618)
NET ASSETS - 100.0%	1,014,812,577

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,044,039 or 0.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,227,826

Bowery Farming, Inc. warrants	10/25/23	0

National Resilience, Inc. Series B	12/01/20	212,263

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,731,834	61,496,622	57,417,221	56,587	(701)	-	10,810,534	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	13,096,780	79,128,086	70,863,130	7,986	-	-	21,361,736	0.1%
Total	19,828,614	140,624,708	128,280,351	64,573	(701)	-	32,172,270

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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